American Century Investments®
Quarterly Portfolio Holdings
Non-U.S. Intrinsic Value Fund
August 31, 2023

Non-U.S. Intrinsic Value - Schedule of Investments
AUGUST 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.3%
Belgium — 2.0%
UCB SA	128,338	11,511,539
Brazil — 6.4%
Banco Bradesco SA	5,724,726	15,363,659
Banco do Brasil SA	753,700	7,215,783
TIM SA	4,972,900	14,540,966
		37,120,408
Canada — 3.7%
ERO Copper Corp.(1)	352,373	7,288,947
Linamar Corp.	270,886	14,215,902
		21,504,849
China — 9.3%
Alibaba Group Holding Ltd.(1)	1,206,800	14,006,284
Autohome, Inc., ADR	282,166	8,154,598
Baidu, Inc., Class A(1)	584,600	10,440,510
JD.com, Inc., Class A	439,614	7,301,154
Tencent Holdings Ltd.	351,900	14,582,853
		54,485,399
Finland — 1.8%
Nokia Oyj	2,601,892	10,405,142
France — 14.5%
Arkema SA	41,643	4,351,654
BNP Paribas SA	172,189	11,135,057
Cie de Saint-Gobain	91,356	5,942,903
Eiffage SA	159,665	15,780,181
Rexel SA	767,523	17,996,141
Sanofi	226,195	24,090,658
Sanofi, ADR	28,626	1,522,331
Verallia SA	77,256	3,691,548
		84,510,473
Germany — 7.7%
Bayerische Motoren Werke AG	151,006	15,882,676
Continental AG	193,505	14,353,855
Mercedes-Benz Group AG	198,414	14,518,902
		44,755,433
Ireland — 4.0%
Smurfit Kappa Group PLC	560,473	23,512,114
Italy — 0.5%
UniCredit SpA	119,619	2,914,290
Japan — 4.7%
SUMCO Corp.	1,730,900	23,117,453
Takeda Pharmaceutical Co. Ltd.	137,100	4,237,084
		27,354,537
Netherlands — 1.9%
Signify NV	393,799	11,131,640
Russia(2)†
MMC Norilsk Nickel PJSC(1)	76,933	—
South Korea — 5.0%
Hyundai Mobis Co. Ltd.	78,333	13,675,764
Samsung Electronics Co. Ltd.	305,260	15,438,906
		29,114,670

Sweden — 2.2%
Telefonaktiebolaget LM Ericsson, B Shares	860,944	4,418,352
Volvo Car AB, Class B(1)	2,223,605	8,442,228
		12,860,580
Switzerland — 7.4%
Adecco Group AG	505,857	21,759,486
Roche Holding AG	73,886	21,684,670
		43,444,156
United Kingdom — 28.2%
AstraZeneca PLC, ADR	254,708	17,274,297
Barclays PLC	8,405,404	15,656,388
Barratt Developments PLC	2,489,114	14,268,777
DS Smith PLC	2,375,045	9,376,266
GSK PLC	1,574,698	27,582,305
Hikma Pharmaceuticals PLC	202,007	5,580,062
IMI PLC	330,617	6,274,294
Kingfisher PLC	5,257,361	15,580,148
Mondi PLC	778,505	12,931,607
Nomad Foods Ltd.(1)	176,284	3,233,049
Standard Chartered PLC	530,112	4,769,791
Taylor Wimpey PLC	10,850,073	15,680,500
WPP PLC	1,703,700	16,514,642
		164,722,126
TOTAL COMMON STOCKS (Cost $560,040,166)		579,347,356
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	821	821
Repurchase Agreements — 0.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.00%, 5/15/47 - 5/15/51, valued at $80,745), in a joint trading account at 5.25%, dated 8/31/23, due 9/1/23 (Delivery value $79,109)		79,097
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.875%, 2/28/27, valued at $401,936), at 5.28%, dated 8/31/23, due 9/1/23 (Delivery value $394,058)		394,000
		473,097
TOTAL SHORT-TERM INVESTMENTS (Cost $473,919)		473,918
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $560,514,085)		579,821,274
OTHER ASSETS AND LIABILITIES — 0.6%		3,492,985
TOTAL NET ASSETS — 100.0%		$583,314,259

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	25.2%
Health Care	19.5%
Industrials	13.5%
Communication Services	11.0%
Materials	10.5%
Financials	9.8%
Information Technology	9.3%
Consumer Staples	0.5%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.6%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security may be subject to resale, redemption or transferability restrictions.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
China	$8,154,598	$46,330,801	—
France	1,522,331	82,988,142	—
Russia	—	—	—
United Kingdom	20,507,346	144,214,780	—
Other Countries	—	275,629,358	—
Short-Term Investments	821	473,097	—
	$30,185,096	$549,636,178	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.